Related-Party Transactions	12 Months Ended
Dec. 31, 2025
RETIREMENT SAVINGS PLAN
Related-Party Transactions
Related-Party Transactions

8. Related-Party Transactions

During the 2025 Plan year, Bank of America served as the trustee and recordkeeper of the Plan, and Merrill Lynch, Pierce, Fenner & Smith Incorporated, a Bank of America Company, provided securities brokerage services for the self-directed brokerage account. Effective May 2025, Fiduciary Consulting Group, a separate business unit within Morgan Stanley Institutional Investment Advisors, LLC, began serving as the independent fiduciary for the WMI common stock fund. Prior to that date, State Street Bank and Trust Company served as the independent fiduciary for the WMI common stock fund. The Plan also holds notes receivable representing participant loans. These transactions qualify as party-in-interest transactions.  Additionally, a portion of the Plan’s assets are invested in WMI common stock. As WMI is the Plan sponsor, transactions involving WMI common stock also qualify as party-in-interest transactions. The Plan sponsor believes that all of these transactions are exempt from the prohibited transactions rules.